Employee Retirement Benefit (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Employee Retirement Benefit [Abstract]
Employee benefit contributions	$ 143,108	$ 90,136	$ 178,547	$ 62,793